Depreciation, Amortization, and Impairment (Tables)	12 Months Ended
Dec. 31, 2021
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Schedule of Depreciation and Amortization Expenses

The amounts corresponding to charges to results for depreciation and amortization for the years ended December 31, 2021, 2020 and 2019, are detailed below:

		For the years ended December 31,
	Notes	2021	2020	2019
		MCh$	MCh$	MCh$
Depreciation of property, plant and equipment	14	(18,608)	(21,826)	(21,169)
Amortization of intangible assets	13	(55,791)	(74,625)	(74,140)
Depreciation of assets for right to use of assets	15	(27,184)	(29,993)	(31,857)
Totals		(101,583)	(126,444)	(127,166)

Schedule of Impairment losses

For the years ended December 31, 2021, 2020 and 2019, the composition of this item is as follows:

	For the years ended December 31,
	2021	2020	2019
	MCh$	MCh$	MCh$
Impairment of financial investments at FVOCI	—	—	—
Impairment of financial investments at amortized cost	—	—	—
Subtotal financial assets	—	—	—
Impairment of intangible assets (1)	—	(38,849)	—
Impairment of intangibles generated in business combinations (2)	—	(113,911)	—
Impairment of goodwill (3)	—	(651,825)	—
Impairment of property, plant and equipment (4) (5) (6)	(91)	(10,294)	(728)
Subtotal Non-financial assets	(91)	(814,879)	(728)
Totals	(91)	(814,879)	(728)
(1)	Impairment of intangibles due to the integration of the systems in Chile: MCh$31,426 for systems and MCh$3,098 for projects. Also includes deterioration of systems and software in Colombia of MCh$4,325.
(2)	Impairment of intangibles generated in business combinations includes MCh$113,138 from Itaú Corpbanca Colombia and MCh$773 from Itaú Corredor de Seguros Colombia.
(3)	Impairment of Goodwill for MCh$412,356 in Chile CGU and MCh$239,469 in Colombia CGU.
(4)	For the year ended December 31, 2020 an impairment of ATM equipment for MCh$24 was recorded.
(5)	For the year ended December 31, 2020 an impairment of fixed assets due to restructuring plan for MCh$867 was recorded.
(6)	For the year ended December 31, 2020 an impairment of improvements in leased properties due to restructuring due to the restructuring plan for MCh$9,403 was recorded.

Schedule of CGU Value

	As of December 31,
CGU	2021	2020
	MCh$	MCh$
Chile	2,321,096	2,419,497
Colombia	688,285	949,717

		As of December 31,
		2021	2020
		Chile	Chile
Recoverable Amount / Carrying Value	(%)	141.23	138.47

		As of June 30, 2020
Main assumptions		Chile	Colombia
Recoverable Amount / Carrying Value	(%)	81.37	54.45

Disclosure of reconciliation of changes in goodwill

CGU Chile
Goodwill	MM$
Balances as of January 01, 2021	492,512
Conversion difference	—
Impairment	—
Balances as of December 31, 2021	492,512

Impairmente of intangible assets (1)	CGU Chile	CGU Colombia	Totals
	MCh$	MCh$	MCh$
Goodwill impairment loss	448,273	246,663	694,936
Intangibles assets generated in a business combination impairment loss	—	113,911	113,911
Total impairment of Chile and Colombia CGUs	448,273	360,574	808,847

As reported in 2016 in the original recognition of the business combination between Banco Itaú Chile and Corpbanca, as described in Note 1, resulted in a registration of a goodwill not deductible for income tax purposes, therefore, the recognition of impairment loss does not generate effects on tax results. On the other hand, the intangibles assets generated in the business combination had an associated deferred tax liability of Ch$34,547 million, which generated an impact on income tax results equivalent to that amount, by recognizing the impairment. Considering the above, the effect on income net of taxes generated by the recognition of the impairment loss amounts to Ch$731,189 million, distributed between Ch$720,951 million attributable to the owners of the Bank and Ch$10,238 million attributable to non-controlling interest.

Goodwill	Chile CGU	Colombia CGU
	MCh$	MCh$
Balances as of January 1, 2020	940,785	253,546
Exchange differences	—	(6,883)
Impairment	(448,273)	(246,663)
Ending balances as of December 31, 2020	492,512	—
(1)	Goodwill generated by the acquisition of a business combination (Colombia) is expressed in the functional currency of the aforementioned business (Colombian peso), converted at the closing exchange rate (exchange rate COP to Ch$ for the purpose of accounting recognition in Chile) in accordance with IAS 21 "Effects of Changes in Exchange Rates of the Foreign Currency" (see Note 13). Figures presented as of June 30, 2020 have been adjusted to their recoverable amount, recognizing an impairment loss in accordance with the aforementioned information.

Schedule of Assumptions Used in Calculating the Recoverable Amount

The key assumptions used in calculating the recoverable amount, defined as those to which the calculation is most sensitive, are presented below:

		As of December 31, 2021	As of December 31, 2020
		Chile
Perpetuity rate	(%)	5.20	5.20
Projected inflation rate	(%)	3.00	3.00
Discount rate	(%)	9.33	9.50
Loans growth	(%)	7,00 – 10,00	7,00 – 10,00
Solvency index limit	(%)	15,14 – 15,23	12,77 – 13,11

The key assumptions used in calculating recoverable amount, defined as those variables to which the calculation is more sensitive, are presented below:

		As of June 30, 2020
		Chile	Colombia
Perpetuity rate	(%)	5.20	6.50
Projected inflation rate (*)	(%)	3.00	3.00
Discount rate	(%)	9.33	12.31
Loans growth	(%)	7,00 – 10,00	6,25 - 8,82
Solvency index limit	(%)	15,14 – 15,23	10,00 - 11,70

(*)    Corresponds to the long-term projected inflation rate.

●	Period of Projection and Perpetuity

Schedule of Discount Rates and Growth in Perpetuity

		As of December 31,
		2021	2020
		Chile	Chile
Discount rates	(%)	10.34	10.52
Recoverable amount/Carrying value	(%)	158.27	160.71

		As of June 30, 2020
		Chile	Colombia
Discount rates	(%)	11.56	14.39
Perpetuity growth rate	(%)	79.84	59.79